Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	92 Months Ended	120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000033214 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.97%	15.62%			14.74%
C000033215 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.22%	15.85%			14.97%
C000033216 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	13.97%			13.79%
C000033217 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.34%	15.05%			14.17%
C000174988 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.40%	16.03%		19.21%
C000212516 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	27.04%	16.61%	16.69%
Without Sales Load [Member] | C000033216 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	25.63%	15.33%			14.46%
Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.50%	14.59%			12.86%
Russell 1000 (Inception Date 12/1/16) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.50%	14.59%		14.50%
Russell 1000 (Inception Date 4/1/19) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.50%	14.59%	14.58%
Russell 1000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.94%	18.41%			16.31%
Russell 1000 Growth (Inception Date 12/1/16) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.94%	18.41%		18.97%
Russell 1000 Growth (Inception Date 4/1/19) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.94%	18.41%	18.38%